Investments	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Investments
Investments
(a) Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment (losses) gains for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Net realized investment (losses) gains on fixed maturities and short-term investments	$(224,887)	$28,632	$96,994
Net realized investment gains (losses) on equities	14,601	(4,052)	157
Net realized investment gains (losses) on other invested assets	7,136	(3,217)	5,365
Net realized investment gains on funds held–directly managed	1,200	508	1,355
Net realized investment (losses) gains	$(201,950)	$21,871	$103,871
Change in net unrealized investment gains or losses on fixed maturities and short-term investments	$(150,926)	$124,033	$(90,334)
Change in net unrealized investment gains or losses on equities	2,791	60,460	(14,850)
Change in unrealized investment gains or losses on other invested assets	(25,607)	32,790	25,488
Change in net unrealized investment gains or losses on funds held–directly managed	(6,484)	(5,567)	(676)
Net other realized and unrealized investment gains or losses	(1,334)	(1,096)	2,767
Change in net unrealized investment gains or losses	$(181,560)	$210,620	$(77,605)
Impairment loss on investments in real estate	$(6,122)	$—	$—
Net realized and unrealized investment (losses) gains	$(389,632)	$232,491	$26,266

(b) Net Investment Income
The components of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Fixed maturities	$378,726	$382,676	$395,831
Short-term investments and cash and cash equivalents	13,279	5,363	1,915
Equities	3,499	(12)	4,382
Funds held and other(1)	44,699	29,068	34,161
Funds held–directly managed	4,674	7,742	9,993
Investment expenses	(28,956)	(22,766)	(35,418)
Net investment income	$415,921	$402,071	$410,864

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g., LIBOR). Interest rates ranged from 0.1% to 7.4%, 0.1% to 7.0% and 0.0% to 5.4% for the years ended December 31, 2018, 2017 and 2016, respectively. The increase in the interest rate range in 2018 and 2017 compared to 2016 relates to the inclusion of one contract from the acquired Aurigen business with a total funds held value of less than $2 million as at December 31, 2018.
(c) Pledged and Restricted Assets
At December 31, 2018 and 2017, approximately $152 million and $274 million, respectively, of cash and cash equivalents and approximately $3,849 million and $3,422 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws. The increase during 2018 was mainly driven by collateral required to secure payment for claims related to hurricane Michael and the California wildfires.
(d) Receivable for Securities Sold and Payable for Securities Purchased
At December 31, 2018, receivables for securities sold of $19 million was recorded within Other assets and payables for securities purchased of $80 million was recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheet.
At December 31, 2017, a net payable for securities purchased of $38 million was recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheet.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs, and any unfunded commitments (see Note 16).
(f) Summarized Financial Information of an Equity Method Investee
In 2016, the Company purchased from Exor S.A. a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group S.A. (Almacantar) for a total cash consideration of approximately $539 million. At December 31, 2018 and 2017, the total carrying value of this investment, accounted for under the equity method, was $498 million and $538 million, respectively, included within Other invested assets in the Consolidated Balance Sheets. This equity method investment was considered significant as the interest in earnings of this investee exceeded 10% of the consolidated net income before income tax expense of the Company as at December 31, 2017. As at December 31, 2018, the investment in Almacantar was no longer considered significant. The summarized balance sheet and income statement of Almacantar is as follows (in thousands of U.S. dollars):

		December 31, 2018	December 31, 2017
Current assets		$1,007,293	$906,085
Noncurrent assets		$1,341,825	$1,877,519
Current liabilities		$577,660	$553,219
Noncurrent liabilities		$357,625	$690,935

	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenues	$173,646	$130,333	$24,646
Operating (loss) profit (1)	$(14,562)	$190,613	$(47,082)
Net (loss) income	$(21,038)	$213,241	$(37,059)

(1) Operating profit referred to in the table above includes revenues, cost of sales, and unrealized gains on properties.